UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended March 31, 2012, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended March 31, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.33%

Australia 1.47%
191,888	Newcrest Mining Limited	$6,323,738	$5,906,812
1,421,292	Spotless Group Limited	3,438,930	3,464,117
		9,762,668	9,370,929
Austria 1.31%
120,698	OMV AG	4,936,209	4,288,053
344,128	Wienerberger AG	5,226,110	4,032,935
		10,162,319	8,320,988
Belgium 0.63%
34,494	Groupe Bruxelles Lambert SA	2,959,008	2,668,910
16,497	Sofina SA	1,625,340	1,303,255
		4,584,348	3,972,165
Bermuda 0.81%
103,180	Jardine Matheson Holdings Limited	3,050,550	5,159,000

Brazil 0.62%
154,164	Petroleo Brasileiro SA, ADR	4,028,750	3,940,432

Canada 3.12%
177,328	Agnico-Eagle Mines Limited	6,229,367	5,905,012
280,671	Penn West Petroleum Limited	5,409,891	5,492,731
127,776	Cenovus Energy, Inc.	2,809,512	4,592,269
45,360	Cogeco Cable, Inc.	1,989,764	2,378,424
75,229	EnCana Corporation	1,552,890	1,478,250
		17,991,424	19,846,686
France 9.30%
108,128	Sanofi	8,107,747	8,393,592
98,084	Sodexo	2,965,720	8,049,329
252,843	Bouygues SA	10,085,478	7,728,903
94,334	Total SA	4,997,036	4,808,936
28,784	Robertet SA	3,433,597	4,643,008
364,800	Société Télévision Francaise 1	6,165,468	4,464,859
36,030	Guyenne et Gascogne SA	3,136,456	3,900,167
52,842	Neopost SA	4,579,685	3,396,795
138,164	Carrefour SA	6,714,169	3,310,752
38,447	Wendel SA	1,327,985	3,282,801
22,856	Laurent-Perrier	1,628,528	2,452,782
26,499	NSC Groupe (a)(b)	2,015,953	1,977,893

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.33% — (continued)

France 9.30% — (continued)
37,280	Société Foncière Financière et de Participations	$4,333,462	$1,734,957
9,220	Gaumont SA	814,112	553,472
2,900	BioMerieux	226,275	228,364
8,840	Sabeton SA	100,102	161,272
		60,631,773	59,087,882
Germany 5.16%
218,991	HeidelbergCement AG	11,631,523	13,249,561
464,650	Deutsche Wohnen AG	4,329,358	6,863,231
110,860	Daimler AG	5,426,109	6,681,474
118,125	Hamburger Hafen und Logistik AG	4,500,962	3,976,180
24,274	Fraport AG	913,552	1,519,287
4,507	Pfeiffer Vacuum Technology AG	393,814	510,404
		27,195,318	32,800,137
Greece 0.50%
653,788	Jumbo SA (a)	5,566,991	3,189,928

Hong Kong 0.26%
189,670	Guoco Group Limited	2,199,025	1,653,882

Ireland 0.37%
115,860	CRH PLC	1,934,848	2,371,849

Israel 0.22%
124,170	Israel Chemicals Limited	1,298,072	1,413,535

Italy 0.47%
397,580	Italcementi S.p.A. RSP	3,849,944	1,293,234
45,886	Italmobiliare S.p.A. RSP	2,342,059	644,739
25,533	Italmobiliare S.p.A.	2,256,914	590,901
68,340	Italcementi S.p.A.	1,275,606	474,652
		9,724,523	3,003,526
Japan 30.81%
248,560	Shimano, Inc.	8,264,060	14,972,770
76,980	FANUC Corporation	6,396,270	13,655,566
244,460	Secom Company Limited	10,633,409	11,963,785
70,660	SMC Corporation	8,344,041	11,236,609
428,700	NKSJ Holdings, Inc.	11,510,327	9,583,651
38,521	Keyence Corporation	6,815,584	9,058,288
1,383	KDDI Corporation	8,762,512	8,957,622
428,000	MS&AD Insurance Group Holdings	12,165,802	8,787,046
192,980	Astellas Pharma, Inc.	7,521,836	7,928,609
443,260	Mitsubishi Estate Company Limited	6,755,512	7,905,888
178,600	Nissin Foods Holdings Company Limited	6,327,200	6,679,560
63,480	Hirose Electric Company Limited	6,526,585	6,665,956
110,200	Ono Pharmaceutical Company Limited	4,384,462	6,138,868
266,160	Hoya Corporation	5,780,773	5,978,992

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.33% — (continued)

Japan 30.81% — (continued)
592,180	Kansai Paint Company Limited	$4,723,732	$5,975,111
247,848	Chofu Seisakusho Company Limited	4,651,356	5,771,290
233,830	MISUMI Group, Inc.	4,037,744	5,687,871
118,600	Canon, Inc.	5,021,017	5,603,601
205,490	Nomura Research Institute Limited	3,935,334	5,097,831
168,194	Secom Joshinetsu Company Limited	3,485,653	4,764,023
276,510	Nagaileben Company Limited	2,580,196	4,136,540
172,532	Nitto Kohki Company Limited	3,461,021	3,821,535
433,500	Japan Wool Textile Company Limited	3,295,135	3,378,738
85,994	SK Kaken Company Limited	2,427,142	3,377,204
138,180	As One Corporation	2,630,694	3,063,988
47,720	Shin-Etsu Chemical Company Limited	2,241,899	2,756,348
1,610	NTT DoCoMo, Inc.	2,441,248	2,673,119
148,700	T. Hasegawa Company Limited	2,196,668	2,152,651
126,660	OSG Corporation	839,556	1,916,239
64,429	Meitec Corporation	1,736,849	1,299,402
110,290	Aderans Company Limited (a)	1,287,606	1,255,431
51,930	Daiichikosho Company Limited	711,897	1,022,849
149,200	Chubu-Nippon Broadcasting Company Limited	1,482,937	841,960
64,300	Temp Holdings Company Limited	528,931	605,277
43,800	Seikagaku Corporation	309,117	488,519
100,000	Shingakukai Company Limited	685,580	415,685
44,800	Sansei Yusoki Company Limited	322,739	218,708
		165,222,424	195,837,130
Malaysia 0.81%
4,005,030	Genting Malaysia Berhad	3,414,266	5,124,765

Mexico 3.17%
470,705	Grupo Televisa S.A.B., ADR	8,994,012	9,922,461
164,910	Industrias Peñoles S.A.B. de C.V.	933,385	7,992,816
86,919	Fresnillo PLC	341,260	2,221,442
		10,268,657	20,136,719
Netherlands 1.16%
501,153	TNT Express NV	6,019,573	6,186,489
186,950	PostNL NV	1,967,448	1,153,903
		7,987,021	7,340,392
Singapore 2.16%
5,575,310	ComfortDelgro Corporation Limited	6,530,218	6,920,891
1,427,830	Haw Par Corporation Limited	4,360,519	6,839,768
		10,890,737	13,760,659
South Africa 1.61%
553,133	Gold Fields Limited, ADR	6,821,267	7,688,549
235,367	Harmony Gold Mining Company Limited, ADR	2,356,638	2,572,561
		9,177,905	10,261,110

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.33% — (continued)

South Korea 2.17%
76,024	KT&G Corporation	$3,970,141	$5,394,581
23,120	Nong Shim Company Limited	4,690,522	4,642,160
1,360	Lotte Confectionery Company Limited	605,175	1,991,298
60,950	Fursys, Inc.	1,479,507	1,672,958
9,730	Teems, Inc.	184,489	80,035
		10,929,834	13,781,032
Spain 1.00%
130,111	Red Electrica Corporation SA	6,421,473	6,363,919

Sweden 0.82%
233,754	Investor AB, Class ‘A’	4,657,344	5,067,014
5,750	Investor AB, Class ‘B’	115,418	127,509
		4,772,762	5,194,523
Switzerland 3.93%
169,380	Nestlé SA	5,836,001	10,653,656
129,778	Pargesa Holding SA	7,721,848	9,326,828
14,693	Rieter Holding AG (a)	1,910,750	2,508,898
427	Lindt & Spruengli AG PC	1,208,579	1,371,242
20,283	Autoneum Holding AG (a)	1,010,590	1,144,365
		17,687,768	25,004,989
Thailand 2.00%
33,757,592	Thai Beverage PCL	5,706,699	8,730,180
611,105	Bangkok Bank PCL NVDR	2,002,395	3,664,649
20,000	OHTL PCL (b)	88,922	311,183
		7,798,016	12,706,012
Turkey 0.35%
322,623	Yazicilar Holding AS	2,303,936	2,243,516

United Kingdom 2.10%
246,940	GlaxoSmithKline PLC	4,684,146	5,515,386
223,658	Berkeley Group Holdings PLC (a)	2,688,737	4,721,738
656,009	WM Morrison Supermarkets PLC	3,058,653	3,126,580
		10,431,536	13,363,704
Total International Common Stocks		425,436,944	485,249,409

International Preferred Stocks — 0.51%

South Korea 0.51%
4,619	Samsung Electronics Company Limited	593,456	3,240,903

OUNCES

Commodity — 6.18%
23,559	Gold bullion (a)	19,857,184	39,312,860

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 1.87%

International Corporate Bond — 0.24%

Canada 0.24%
2,871,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (b)(c)(d)	$3,097,537	$1,507,275

International Government Bonds — 1.63%

France 0.25%
1,144,681 EUR	France Government Bond OAT 3.00% due 07/25/12 (e)	1,381,172	1,570,458

Hong Kong 0.97%
16,000,000 HKD	Hong Kong Government Bond 0.48% due 09/03/12	2,060,473	2,064,263
17,450,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	2,289,344	2,287,958
14,000,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	1,838,995	1,837,739
		6,188,812	6,189,960
Taiwan 0.41%
38,000,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	1,180,092	1,292,326
38,000,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	1,221,824	1,304,072
		2,401,916	2,596,398
Total International Government Bonds		9,971,900	10,356,816
Total International Bonds		13,069,437	11,864,091

Commercial Paper — 13.79%

International Commercial Paper — 10.97%

France 0.32%
1,000,000 USD	Sanofi 0.10% due 04/16/12	999,958	999,958
1,000,000 USD	Total SA 0.12% due 05/25/12	999,820	999,820

Germany 3.93%
6,000,000 USD	BMW 0.29% due 04/05/12	5,999,807	5,999,807
3,000,000 USD	Siemens Company 0.12% due 04/18/12	2,999,830	2,999,830
10,000,000 USD	Siemens Company 0.13% due 04/05/12	9,999,855	9,999,855
6,000,000 USD	Volkswagen AG 0.46% due 04/04/12	5,999,775	5,999,775

Italy 0.63%
4,000,000 USD	Eni S.p.A. 0.21% due 04/02/12	3,999,977	3,999,977

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 10.97% — (continued)
Japan 0.48%
3,076,000 USD	Panasonic Corporation 0.26% due 04/16/12	$3,075,667	$3,075,667

Switzerland 2.94%
1,650,000 USD	Nestlé SA 0.10% due 05/29/12	1,649,734	1,649,734
5,000,000 USD	Nestlé SA 0.13% due 04/30/12	4,999,477	4,999,477
3,549,000 USD	Novartis International AG 0.12% due 04/03/12	3,548,976	3,548,976
2,500,000 USD	Novartis International AG 0.18% due 06/15/12	2,499,062	2,497,957
6,000,000 USD	Roche Holdings, Inc. 0.11% due 07/06/12	5,998,240	5,997,142

United Kingdom 2.67%
3,000,000 USD	BP PLC 0.20% due 04/03/12	2,999,967	2,999,967
6,000,000 USD	BP PLC 0.31% due 05/14/12	5,997,778	5,997,778
6,000,000 USD	Reckitt Benckiser Group PLC 0.41% due 04/04/12	5,999,800	5,999,800
2,000,000 USD	Reckitt Benckiser Group PLC 0.59% due 06/06/12	1,997,873	1,998,568
Total International Commercial Paper		69,765,596	69,764,088

U.S. Commercial Paper — 2.82%
$2,174,000	Medtronic, Inc. 0.10% due 05/08/12	2,173,776	2,173,776
3,000,000	Northern Illinois Gas Company 0.32% due 04/02/12	2,999,973	2,999,973
4,000,000	Safeway, Inc. 0.66% due 04/02/12	3,999,928	3,999,928
5,000,000	Walt Disney Company 0.07% due 06/06/12	4,999,359	4,998,536
3,747,000	Western Union Company 0.30% due 04/02/12	3,746,969	3,746,969
Total U.S. Commercial Paper		17,920,005	17,919,182
Total Commercial Paper		87,685,601	87,683,270
Total Investments — 98.68%		$546,642,622	627,350,533
Other Assets in Excess of Liabilities — 1.32%			8,397,736
Net Assets — 100.00%			$635,748,269

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At March 31, 2012, the value of these securities amounted to $3,796,351 or 0.60% of net assets.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	Issuer is in default.
(e)	Inflation protected security.

At March 31, 2012, cost is substantially identical for both book and federal income tax purposes.  Net unrealized appreciation consisted of:

Gross unrealized appreciation	$115,476,684
Gross unrealized depreciation	(34,768,773)
Net unrealized appreciation	$80,707,911

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2012

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
NVDR	—	Non-Voting Depository Receipt
OAT	—	French Treasury Obligation
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
HKD	—	Hong Kong Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION AT MARCH 31, 2012	UNREALIZED DEPRECIATION AT MARCH 31, 2012
04/18/12	4,219,000	Euro	$5,818,592	$5,624,731	$193,861	$—
07/18/12	13,123,000	Euro	17,579,486	17,502,502	76,984	—
08/15/12	17,553,000	Euro	23,471,142	23,409,140	62,002	—
09/12/12	5,802,000	Euro	7,597,023	7,742,136	—	(145,113)
04/18/12	1,366,780,000	Japanese Yen	17,714,271	16,518,019	1,196,252	—
06/13/12	2,012,475,000	Japanese Yen	25,016,306	24,330,732	685,574	—
08/15/12	2,739,630,000	Japanese Yen	35,524,224	33,145,380	2,378,844	—
09/12/12	1,596,866,000	Japanese Yen	19,857,876	19,329,617	528,259	—
			$152,578,920	$147,602,257	$5,121,776	$(145,113)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION AT MARCH 31, 2012	UNREALIZED DEPRECIATION AT MARCH 31, 2012
05/16/12	5,264,000	Euro	$6,863,203	$7,018,880	$155,677	$—
07/18/12	2,800,000	Euro	3,740,909	3,734,339	—	(6,570)
04/18/12	378,000,000	Japanese Yen	4,601,333	4,568,264	—	(33,069)
			$15,205,445	$15,321,483	$155,677	$(39,639)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	11.76%
Consumer Staples	8.44
Energy	3.87
Financials	8.97
Health Care	5.66
Industrials	17.98
Information Technology	5.63
Materials	11.19
Telecommunication Services	1.83
Utilities	1.00
Total International Common Stocks	76.33%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2012

International Preferred Stocks
Information Technology	0.51%
Total International Preferred Stocks	0.51
Commodity	6.18
International Bonds
Government Issues	1.63
Materials	0.24
Total International Bonds	1.87
Commercial Paper
International Commercial Paper	10.97
U.S. Commercial Paper	2.82
Total Commercial Paper	13.79

Total Investments	98.68%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2012

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non—U.S. corporations.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

The 2:00 p.m. E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market, and before the close of the NYSE,  have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including Fund’s own assumption in determining the fair value of investments).

The following is a summary of the Funds’ inputs used to value the Fund’s investments as of March 31, 2012:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
International Common Stocks	$482,960,333	$2,289,076	$—	$485,249,409
International Preferred Stocks	3,240,903	—	—	3,240,903
Commodity *	39,312,860	—	—	39,312,860
International Corporate Bonds	—	1,507,275	—	1,507,275
International Government Bonds	—	10,356,816	—	10,356,816
International Commercial Paper	—	69,764,088	—	69,764,088
U.S. Commercial Paper	—	17,919,182	—	17,919,182
Foreign Currency Contracts **	—	5,277,453	—	5,277,453
Total	$525,514,096	$107,113,890	$—	$632,627,986

Liabilities:
Foreign Currency Contracts **	$—	$(184,752)	$—	$(184,752)
Total	$—	$(187,752)	$—	$(184,752)

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

For the three months ended March 31, 2012, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

The Fund had no securities classified as Level 3 as of March 31, 2012.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward currency contracts. The Fund enters into foreign exchanged contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period.

The Fund adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At March 31, 2012, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

	ASSET	LIABILITY	GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	DERIVATIVE FAIR VALUE	DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$5,277,453	$184,752	$2,809,428	$2,487,332

Item 2. Controls and Procedures.

a)              The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: May 16, 2012

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: May 16, 2012